Property, Plant And Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment

The components of our property, plant and equipment balance are as follows:

	Estimated Useful Lives in Years	December 31,
Dollars in millions		2017	2016
Land	N/A	$7	$7
Buildings and property improvements	1 - 35	118	124
Equipment and other	1 - 25	334	338
Total		459	469
Less accumulated depreciation		(329)	(324)
Net property, plant and equipment		$130	$145

See Note 11 to our consolidated financial statements for discussion on asset impairment.

In the fourth quarter of 2015, we closed on the sale of our office facility located in Greenford, U.K. for approximately $33 million in net cash proceeds. The sale resulted in a pre-tax gain of $23 million on disposition of assets on our consolidated statements of operations. We also closed on the sale of our office facility located in Birmingham, Alabama for approximately $6 million in net cash proceeds. The gain on these transactions is included under "Gain on disposition of assets" on our consolidated statements of operations.

Depreciation expense was $27 million, $31 million and $35 million for the years ended December 31, 2017, 2016 and 2015, respectively.